SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Mar. 08, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging growth company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and cash equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.
Deferred offering costs
Deferred offering costs consist of legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to shareholder’s equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses incurred, will be charged to operations.
Income taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Net loss per share
Net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted-average shares were reduced for the effect of an aggregate of
 825,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 7). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
Recently issued accounting standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2—Significant Accounting Policies
Basis of Presentation
The accompanying financial statement has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, as amended, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statement, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and cash equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of March 8, 2021.
Cash Held in Trust Account
At March 8, 2021, the assets held in the Trust Account were held in cash.
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at March 8, 2021, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.
Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 8, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000 and up to £85,000 by the Financial Services Compensation Scheme (“FSCS”) per financial institution in the United Kingdom. The Company has not experienced losses on these accounts.
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statement.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The accompanying financial statements are presented in conformity in U.S. dollars with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging growth company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and cash equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021 and December 31, 2020.
Investments held in trust account
At September 30, 2021, substantially all of the assets held in the trust account were held in U.S Treasury securities.
Deferred offering costs
Deferred offering costs consist of legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and were charged to shareholders’ equity upon the completion of the Initial Public Offering.
Class A ordinary shares subject to possible redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021, Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.
Warrant Liability
At
September
 30, 2021, there were 6,075,072 Public Warrants and 5,448,372 Private Placement
Warrants outstanding (including warrants included in the Novator Private Placement Units). The Company accounts for the Public Warrants and Private Placement Warrants (including warrants included in the Novator Private Placement Units) in accordance with the guidance contained in ASC
815-40.
Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.
The accounting treatment of derivative financial instruments required that the Company record the warrants as derivative liabilities at fair value upon the closing of the Initial Public Offering. The Public Warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. The warrant liabilities are subject to re-measurement
at each balance sheet date. With each such
re-measurement,
the warrant liabilities are adjusted to current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.
Offering Costs Associated with the Initial Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A - Expenses of Offering. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Initial Public Offering. Offering costs directly attributable to the issuance of an equity contract to be classified in equity are recorded as a reduction in equity. Offering costs for equity contracts that are classified as assets and liabilities are expensed immediately. The Company incurred offering costs amounting to $13,946,641 as a result of the Initial Public Offering (consisting of a $4,860,057 underwriting fee,
$
8,505,100 of deferred underwriting fees and $581,484 of other offering costs). The Company recorded $13,647,105 of offering costs as a reduction of equity in connection with the shares of Class A common Stock included in the Units. The Company immediately expensed $299,523 of offering costs in connection with the Public Warrants included in the Units that were classified as liabilities.
Income taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
A
SC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no
unrecognized tax benefits and
no
amounts accrued for interest and penalties as of
S
eptember 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
T
he Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net loss per share
Net loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. Weighted-average shares are reduced for the effect of an aggregate of
 249,928
Class B ordinary shares that were forfeited when the over-allotment option was exercised by the underwriters within the
45

day
window (see Note 5). The Company has not considered the effect of the Warrants sold in the Public Offering and Private Placement Warrants to purchase an aggregate of 11,523,444
shares in the calculation of diluted loss per share in connection with the Novator Private Placement Units, since the exercise of the Warrants are contingent upon the occurrence of future events and the inclusion of such Warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of net earnings (loss) per share for common shares subject to possible redemption and applies the two-class
method in calculating net earnings (loss) per share. The amount of accretion of Class A common stock subject to redemption to the redemption value is excluded from earnings per share as the redemption value approximates fair value. Net earnings per common share, basic and diluted, for Class A redeemable common stock is calculated by dividing the allocable interest income earned on the trust account, net of applicable franchise and income taxes, by the weighted-average number of Class A common stock subject to possible redemption outstanding since original issuance. Net loss per share, basic and diluted, for Class A and Class B non-redeemable
common stock is calculated by dividing the net loss, adjusted for income attributable to Class A redeemable common stock, by the weighted average number of Class A and Class B non-redeemable
common stock outstanding for the period. Class B
non-redeemable
common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the trust account.
The following table reflects the calculation of basic and diluted net earnings (loss) per common share (in dollars, except per share amounts):

	Nine Months Ended September 30, 2021	Three Months Ended September 30, 2021
Class A Common Stock subject to possible redemption
Numerator: Earnings attributable to Class A Common Stock subject to possible redemption	$(5,385,890)	$(606,366)

Net earnings attributable to Class A Common Stock subject to possible redemption	$(5,385,890)	$(606,366)

Denominator: Weighted-average Class A Common Stock subject to possible redemption
Basic and diluted weighted-average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	24,300,287

Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$(0.22)	$(0.02)

Non-Redeemable Class A and Class B Common Stock
Numerator: Net loss minus net earnings
Net income (loss)	$(2,068,434)	$(260,761)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	—	—

Non-redeemable net income ( loss )	$(2,068,434)	$(260,761)

Denominator: Weighted-average Non-Redeemable Class A and Class B Common Stock
Basic and diluted weighted-average shares outstanding, Non-Redeemable Class A and Class B Common Stock	9,332,906	10,450,072

Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	$(0.22)	$(0.02)

Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $
250,000
and up to £
85,000
by the Financial Services Compensation Scheme per financial institution in the United Kingdom. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.
R
ecent issued accounting standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would h
a
ve a material effect on the Company’s financial statements.

R
estatement of Previously Issued Financial Statements
The Company restated its previously issued financial statements to classify Class A common stock subject to redemption in temporary equity at redemption value. In the Company’s previously issued financial statements, the Class A subject to redemption were originally recorded at the correct full redemption value. In the subsequent periods, beginning with the period ending March 8, 2021, the Class A shares were restated to account for the initial classification of the warrant liability. Class A shares subject to redemption were then restated and presented net of the warrant value and costs associated with the issuance of warrants.
In light of the recent SEC Staff communications, management, in accordance with ASC
480-10-S99,
has restated its financial statements to classify the Class A shares subject to redemption to full redemption value and prospectively corrected the error for the current period as of September 30, 2021.
Lastly, the Company granted the underwriters a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments at the initial public offering price, less the underwriting discounts and commissions. The Company concluded that the underwriters’ over-allotment option to purchase up to 3,300,000 additional Units should have been classified as a liability pursuant to ASC 480.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements and such previously presented financial statements could not still be relied upon. Additionally, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report the Class A shares to their redemption amount and the over-allotment option liability.
As such, the Company is restating in this quarterly report those periods presented herein that would have been impacted.
I
mpact of the Restatement
The Company’s accounting for the adjustments described above did not have any effect on the Company’s previously reported assets or liabilities. The impact of the restatement of the Company’s previously issued financial statements is reflected in the following table:

	As Reported	Adjustments	As Restated
Balance Sheet as of March 8, 2021
Total Assets	257,005,000	—	257,005,000
Over-allotment option liability	$—	1,056,000	1,056,000
Current Liabilities	911,798	1,056,000	1,967,798
Total Liabilities	8,611,798	14,938,167	23,549,965
Class A common Stock	206,117,833	13,882,167	220,000,000
Shareholders’ equity (deficit):
Additional paid-in capital	28,705,110	(14,938,167)	13,766,943
Total shareholders’ equity (deficit):	28,393,202	(14,938,167)	13,455,035

	As Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 and Statement of Changes in Shareholders’ Equity (Deficit) for the three months ending March 31, 2021
Total Assets	280,004,055	—	280,004,055
Current Liabilities:
Over-allotment option liability	—	559,839	559,839
Total Liabilities	25,935,071	559,839	26,494,910

Class A common Stock	228,085,957	14,916,913	243,002,870
Shareholders’ equity (deficit):
Additional paid-in capital	28,236,868	(15,972,913)	12,263,955
Accumulated deficit	(2,254,911)	496,161	(1,758,750)
Total shareholders’ equity (deficit):	25,983,027	(15,476,752)	10,506,275
Statement of Cash Flows for three months ended March 31, 2021
Class A ordinary share subject to possible redemption	$228,085,957	14,916,913	243,002,870

	As Reported	Adjustments	As Restated
Statement of Operations for 3 months ending March 31, 2021
Change in fair value of over-allotment liability	—	496,161	496,161
Net Income	(2,234,911)	496,161	(1,738,750)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	24,300,287	—	24,300,287
Basic and diluted net income (loss) per share, Class A ordinary shares subject to possible redemption	(0.07)	0.01	(0.06)
Basic and diluted weighted average shares outstanding, Non-Redeemable Class A and Class B Common Stock	7,218,327	—	7,218,327
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.07)	0.01	(0.06)

	As Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 and Statement of Changes in Stockholders’ Equity (Deficit) for the six months ending June 30, 2021
Total Assets	278,992,888	—	278,992,888
Total Liabilities	30,332,290	—	30,332,290
Class A common Stock	$228,085,957	14,916,913	243,002,870
Stockholders’ equity (deficit):
Additional paid-in capital	28,236,893	(15,972,913)	12,263,980
Accumulated deficit	(7,663,297)	1,056,000	(6,607,297)
Total stockholders’ equity (deficit):	$20,574,641	(14,916,913)	5,657,728
Statement of Cash Flows for the six months ending June 30, 2021
Class A ordinary share subject to possible redemption	$228,085,957	14,916,913	243,002,870

	As Reported	Adjustments	As Restated
Statement of Operations for the three months ending June 30, 2021
Change in fair value of over-allotment liability	—	559,839	559,839
Net Income	(5,408,386)	559,839	(4,848,547)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.17)	0.02	(0.15)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	7,544,201	—	7,544,201
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.17)	0.02	(0.15)

	As Reported	Adjustments	As Restated
Statement of Operations for the six months ending June 30, 2021
Change in fair value of over-allotment liability	—	1,056,000	1,056,000
Net Income	(7,643,297)	1,056,000	(6,587,297)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.23)	0.03	(0.20)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	8,729,045	—	8,729,045
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.23)	0.03	(0.20)

	As Reported	Adjustments	As Restated
Balance sheet as of September 30, 2021 and Statement of Changes in Stockholders’ Equity (Deficit) for the nine months ending September 30, 2021
Total Assets	278,982,982	—	278,982,982
Total Liabilities	31,189,511	—	31,189,511
Stockholders’ equity (deficit):
Additional paid-in capital	13,319,980	(1,056,000)	12,263,980
Accumulated deficit	(8,530,424)	1,056,000	(7,474,424)
Total stockholders’ equity (deficit):	4,790,601	—	4,790,601

	As Reported	Adjustments	As Restated
Statement of Operations for the nine months ending September 30, 2021
Change in fair value of over-allotment liability	—	1,056,000	1,056,000
Net Income	(8,510,424)	1,056,000	(7,454,424)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	24,300,287	—	24,300,287
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.25)	0.03	(0.22)
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	9,332,906	—	9,332,906
Basic and diluted net loss per share, Non-Redeemable Class A and Class B Common Stock	(0.25)	0.03	(0.22)